Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil (Parenthetical) (Detail) - Consolidated entities [member] - Basic Oil [Member] - MMBbls
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	8,371.3	8,167.1	8,693.9	11,045.1
Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	8,249.4	8,063.0	8,544.1	10,850.9
Asset Held For Sale [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	263.7